Consolidated Statement of Earnings (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues
Revenues from services (a) (Note 12)	$ 39,735	[1]	$ 40,731	[1]	$ 41,728	[1]
Other-than-temporary impairment on investment securities:
Total other-than-temporary impairment on investment securities	(104)		(736)		(189)
Less other-than-temporary impairment recognized in accumulated other comprehensive income	(4)		(31)		(52)
Net other-than-temporary impairment on investment securities recognized in earnings	(100)		(705)		(137)
Revenues from services (Note 12)	39,635		40,026		41,591
Sales of goods	121		126		119
Total revenues	39,756		40,152		41,710
Costs and expenses
Interest	7,318		7,990		9,712
Operating and administrative (Note 13)	12,182		11,502		11,113
Cost of goods sold	104		108		99
Investment contracts, insurance losses and insurance annuity benefits (Note 9)	2,678		2,779		2,984
Provision for losses on financing receivables (Note 4)	4,079		4,790		3,760
Depreciation and amortization (Note 5)	6,533		6,918		6,359
Total costs and expenses	32,894		34,087		34,027
Earnings (loss) from continuing operations before income taxes	6,862		6,065		7,683
Benefit (provision) for income taxes (Note 10)	(362)		521		(1,083)
Earnings from continuing operations	6,500		6,586		6,600
Earnings (loss) from discontinued operations, net of taxes (Note 2)	896		(329)		(322)
Net earnings (loss)	7,396		6,257		6,278
Less net earnings (loss) attributable to noncontrolling interests	162		53		63
Net earnings (loss) attributable to GECC	7,234		6,204		6,215
Preferred stock dividends declared	(322)		(298)		(123)
Net earnings (loss) attributable to GECC common shareowner	6,912		5,906		6,092
Amounts attributable to GECC common shareowner
Earnings from continuing operations	6,500		6,586		6,600
Less net earnings (loss) attributable to noncontrolling interests	162		53		63
Earnings from continuing operations attributable to GECC	6,338		6,533		6,537
Preferred stock dividends declared	(322)		(298)		(123)
Earnings (loss) from continuing operations attributable to GECC common shareowner	6,016		6,235		6,414
Earnings (loss) from discontinued operations, net of taxes	896		(329)		(322)
Net earnings (loss) attributable to GECC common shareowner	$ 6,912		$ 5,906		$ 6,092

[1]	(a) Excluding net other-than-temporary impairment on investment securities.